Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES

Note 6 — INVENTORIES

The inventories consist of the following:

	December 31, 2019	December 31, 2018
Raw materials	$-	$46,009
Finished goods	635,989	251,869
Installation projects in process	-	67,602
	$635,989	$365,480

As of December 31, 2019 and 2018, the Group provided no inventory reserves.